Related Party Transactions	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Related Party Transactions

17. Related Party Transactions

At June 30, 2023, accounts payable and accrued liabilities included $564,417 (December 31, 2022 - $210,070) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the six months ended June 30, 2023, management fees and salaries of $413,306 (2022 - $463,325), director fees of $81,600 (2022 - $36,000), and stock-based compensation of $881,394 (2022 - $Nil) were incurred to related parties.

During the six months ended June 30, 2022, the Company issued 1,010,000 shares to directors for RSU’s which were granted and vested in previous periods.

During the six months ended June 30, 2023, the Company issued 400,000 shares with a fair value of $115,304 to a director to settle debt of CAD$160,000 (US$ $118,261) and recognized a gain on the settlement of $2,957. During the six months ended June 30, 2022, the Company issued 2,000,000 units for the settlement of accounts payable owed to related parties in the amount of $242,513, resulting in no gain or loss.

During the six months ended June 30, 2023, the Company repurchased 2,934,340 RSU’s from directors and recognized a reduction to equity of $799,212 on the transaction. $473,331 of the RSU’s repurchased was applied against outstanding notes receivable.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

17. Related Party Transactions (continued)

As at June 30, 2023, notes receivable included $Nil (December 31, 2022 - $450,325) due from related parties. The amounts previously receivable were unsecured, bear interest at 5% per annum and mature one to two years from issuance.